Summary of Marketable Securities by Asset Type (Detail) - USD ($) $ in Thousands	May 31, 2018	May 31, 2017
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	$ 169,950	$ 163,113
Available-for-Sale Securities, Gross Unrealized Gains	2,648	4,847
Available-for-Sale Securities, Gross Unrealized Losses	(4,527)	(3,505)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	168,071	164,455
Equity securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	145,956	140,231
Available-for-Sale Securities, Gross Unrealized Gains	2,566	4,630
Available-for-Sale Securities, Gross Unrealized Losses	(3,967)	(3,322)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	144,555	141,539
Equity securities | Stocks | Domestic
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost		2,391
Available-for-Sale Securities, Gross Unrealized Gains		76
Available-for-Sale Securities, Fair Value (Net Carrying Amount)		2,467
Equity securities | Mutual funds | Foreign
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	46,123	35,169
Available-for-Sale Securities, Gross Unrealized Gains	1,839	2,470
Available-for-Sale Securities, Gross Unrealized Losses	(1,197)	(204)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	46,765	37,435
Equity securities | Mutual funds | Domestic
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	99,833	102,671
Available-for-Sale Securities, Gross Unrealized Gains	727	2,084
Available-for-Sale Securities, Gross Unrealized Losses	(2,770)	(3,118)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	97,790	101,637
Fixed maturity
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	23,994	22,882
Available-for-Sale Securities, Gross Unrealized Gains	82	217
Available-for-Sale Securities, Gross Unrealized Losses	(560)	(183)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	23,516	22,916
Fixed maturity | U.S. Treasury and other government
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	23,562	22,176
Available-for-Sale Securities, Gross Unrealized Gains	39	120
Available-for-Sale Securities, Gross Unrealized Losses	(552)	(177)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	23,049	22,119
Corporate bonds
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	432	706
Available-for-Sale Securities, Gross Unrealized Gains	43	97
Available-for-Sale Securities, Gross Unrealized Losses	(8)	(6)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	$ 467	$ 797